FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)		3 Months Ended	6 Months Ended
	Apr. 20, 2026	Jun. 30, 2026	Jun. 30, 2026
FAIR VALUE MEASUREMENTS
PIPE subscription expense	$ 100,000,000	$ 100,000,000	$ 100,000,000
PIPE subscription derivative liability		$ 137,942,000	$ 137,942,000